Income tax expense - Reconciliation (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax expense
Profit before tax	£ 405	£ 493	£ 296
Tax calculated at domestic tax rates applicable to profits in the respective countries	101	123	69
Adjustment in respect of previous periods	(2)	(12)	(9)
Amounts not (taxable)/deductible for tax purposes - one-off and adjusting items	(1)	1	9
Expenses not deductible for tax purposes - other	6	6	3
Income not subject to tax	(2)	(2)	(5)
Impairment of goodwill	6		5
Deferred tax recognised on losses	(9)	(3)	(1)
Deferred tax impact of change in tax rates	(3)		(7)
Provisions utilised for which no deferred tax assets were recognised	2		(1)
Local business taxes	1	1	1
US BEAT liability		1
Tax credits	(1)	(2)
Other		(1)
Total income tax expense	£ 98	£ 112	£ 64